Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents:
Cash	$ 1,234,596	$ 1,000,953	$ 364,766	$ 237,440
Short-term investments:
Bank time deposits	591,269	791,730
Total cash, cash equivalents and short-term investments	1,825,865	1,792,683
Interest income	$ 58,000	$ 19,500	$ 7,600